Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	2024	2023

Call option	2,260,336	5,610,000
	2,260,336	5,610,000